DESCRIPTION OF THE PLAN AND ACCOUNTING POLICIES - Additional Information (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Plan, description, available	true
Maximum participant contribution amount eligible to be matched	6.00%
Matching contribution percentage	50.00%
Percentage of aggregate compensation paid	10.00%
Employee benefit plan maximum period for distribution of investments	10 years
EBP, Administration Cost, Absorbed by Employer [true false]	true